CONVERTIBLE NOTES - Key assumptions used in determining fair value of 2025 Convertible Note (Details) - 2025 Convertible Notes	Jun. 30, 2026
Risk-free interest rate
CONVERTIBLE NOTES
Measurement input	0.0395
Volatilities
CONVERTIBLE NOTES
Measurement input	0.4269
Bond yields
CONVERTIBLE NOTES
Measurement input	0.264